Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2022	2021
Other financial assets	3,165	17,145
Trade and other receivables	416,875	164,785
Contract asset (Indivior PLC)	181,441	159,636
Prepayments	270,394	1,115,374
Total other current assets	871,875	1,456,940